Related parties - Lease Commitments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Lease liabilities (current)	$ 2,243	$ 951
Lease liabilities (non-current)	13,851	6,913
Principal paid	1,652	832	$ 893
Depreciation of right-of-use assets	2,405	1,201	1,026
Interest expense on lease liabilities	1,807	1,022	$ 869
Santiago
Disclosure of transactions between related parties [line items]
Lease liabilities (current)	502	322
Lease liabilities (non-current)	3,078	2,093
Principal paid	425	26
Depreciation of right-of-use assets	481	35
Interest expense on lease liabilities	$ 73	$ 5